Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 40,594	$ 43,561
Restricted cash	763	490
Accounts receivable, net	8,151	34,235
Due from related parties, short term	0	16,688
Prepaid expenses and other current assets	6,136	12,826
Inventories	7,130	6,208
Assets held for sale	77,831	0
Total current assets	140,605	114,008
Vessels, net	1,286,378	1,348,251
Goodwill	1,579	1,579
Other long-term assets	11,720	5,456
Deferred dry dock and special survey costs, net	48,513	37,133
Investment in affiliates	0	6,650
Due from related parties, long-term	14,658	42,878
Operating lease assets	65,544	0
Total non-current assets	1,428,392	1,441,947
Total assets	1,568,997	1,555,955
Current liabilities
Accounts payable	10,605	15,355
Accrued expenses	12,525	14,337
Due to related parties, short-term	30,082	32,150
Dividends payable	828	4,711
Deferred revenue	8,931	2,433
Current portion of long-term debt, net of deferred finance costs	704,772	172,953
Liabilities associated with assets held for sale	34,071	0
Operating lease liability, current	4,046	0
Total current liabilities	805,860	241,939
Long-term debt, net of current portion, premium and net of deferred finance costs	371,815	1,000,164
Operating lease liability, non-current	61,465	0
Total non-current liabilities	433,280	1,000,164
Total liabilities	1,239,140	1,242,103
Commitments and contingencies	0	0
Stockholders’ equity
No shares of Preferred stock is issued and outstanding, $0.0001 par value; 10,000,000 shares authorized; no shares of Series C issued and outstanding as of December 31, 2020 and as of December 31, 2019	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 16,559,481 and 15,873,391 issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	2	2
Additional paid-in capital	509,671	521,275
Accumulated deficit	(179,816)	(207,425)
Total stockholders’ equity	329,857	313,852
Total liabilities and stockholders’ equity	$ 1,568,997	$ 1,555,955